Financial Instruments and Financial Risk (Tables)	12 Months Ended
Oct. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional and fair value of all derivative instruments
The following table provides the fair value of all Company derivative instruments:

As of October 31	2011	2010
	Fair Value	Fair Value
Assets
Embedded derivatives(a)	$11,584	$10,520
Foreign currency forward contracts under cash flow hedges(b)	$88	$-
Foreign currency forward contracts not under hedging relationships(c)	$183	$-
Liabilities
Embedded derivatives(a)	$370	$1,955
Foreign currency forward contracts under cash flow hedges(b)	$57	$-
Foreign currency forward contracts not under hedging relationships(c)	$148	$-
(a) As of October 31, 2011 and October 31, 2010, total notional amounts for the Company's certain supply contracts identified for embedded derivatives were approximately over $300 million and $700 million, respectively.
(b) As of October 31, 2011 and October 31, 2010, total notional amounts for the Company's foreign currency forward contracts under cash flow hedges were approximately over $36.5 million and $nil, respectively.
(c) As of October 31, 2011 and October 31, 2010, total notional amounts for the Company's foreign currency forward contracts not under hedging relationships were approximately over $13.0 million and $nil, respectively.

Summary of activities of derivative instruments
The following table summarizes the activities of the Company's derivative instruments:

Years ended October 31	2011	2010	2009
Realized loss on foreign currency forward contracts under cash flow hedges	$219	$-	$-
Unrealized gain on foreign currency forward contracts under cash flow hedges	$(55)	$-	$-
Realized gain on foreign currency forward contracts not under cash flow hedges	$(327)	$-	$-
Unrealized loss on foreign currency forward contracts not under cash flow hedges	$10	$-	$-
Unrealized gain on embedded derivatives recorded in change in fair value of embedded derivatives(a)	$(2,649)	$(13,050)	$(7,922)
Reclassification of realized gain recorded in OCI relating to net investment hedge	$-	$(146,638)	$-
Unrealized gain recorded in OCI relating to net investment hedges(b)	$-	$(2,400)	$(23,645)
(a)	Excludes unrealized loss (gain) for embedded derivatives related to the discontinued operations of $nil (2010 ― $0.5 million; 2009 ― $(1.1) million) for the year ended October 31, 2011.
(b)	No ineffectiveness was recorded in income for the year ended October 31, 2011, 2010 and 2009 relating to the net investment hedge.

Financial assets and liabilities measured at fair value
The following table discloses the Company's financial assets and liabilities measured at fair value on a recurring basis:

			As of October 31, 2011
Description	Level 1	Level 2	Level 3	Total
Cash equivalents	$100	$-	$-	$100
Derivative assets (Note 7)	$-	$446	$11,409	$11,855
Derivative liabilities (Note 11(c))	$-	$575	$-	$575

			As of October 31, 2010
Description	Level 1	Level 2	Level 3	Total
Cash equivalents	$7,600	$-	$-	$7,600
Available for sale (Note 8(c))	$1,557	$-	$-	$1,557
Derivative assets (Note 7)	$-	$6	$10,514	$10,520
Derivative liabilities (Note 11(c))	$-	$1,955	$-	$1,955

Changes in Level 3 fair value category
The following table presents the changes in the Level 3 fair value category:
Year ended October 31, 2011
Description	As of October 31 2010	Net Realized/ Unrealized Gains (Losses) included in		Purchases, Sales, Issuance and (Settlements), net	Transfers in and/or out of Level 3	As of October 31 2011
		Earnings	Other
Derivative assets (Note 7)	$10,514	$-	$895	$-	$-	$11,409

Year ended October 31, 2010
Description	As of October 31 2009	Net Realized/ Unrealized Gains (Losses) included in		Purchases, Sales, Issuance and (Settlements), net	Transfers in and/or out of Level 3	As of October 31 2010
		Earnings	Other
Derivative assets (Note 7)	$-	$-	$-	$10,514	$-	$10,514
Asset backed commercial paper	$10,713	$(299)	$-	$(10,414)	$-	$-